Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary of leases

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease expense	46,120,215	40,554,178	24,508,899
Short-term lease expense	2,256,674	159,623	638,012
Total lease expense	48,376,889	40,713,801	25,146,911

	As of	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB
Operating lease:
Operating leases right-of-use assets	49,910,725	22,792,474
Current portion of lease liabilities	27,479,158	14,767,840
Non-current portion of lease liabilities	19,571,579	6,700,694
Total operating lease liabilities	47,050,737	21,468,534
Weighted-average remaining lease term (in years) – operating leases	1.91	1.77
Weighted-average discount rate – operating leases	4.59%	4.49%

	For the	For the
	year ended	year ended
	December 31,	December 31,
	2022	2023
	RMB	RMB
Cash paid for operating leases	31,734,384	22,841,590
Lease liabilities arising from obtaining right-of-use assets	29,500,598	5,247,887

Summary of future minimum lease payments under non-cancellable operating lease agreements

Years ending	RMB
2024	16,227,289
2025	6,034,549
2026 and thereafter	2,456,764
Total undiscounted cash flows	24,718,602
Less: imputed interest	3,250,068
Total	21,468,534

Lease liabilities due within one year	14,767,840
Lease liabilities due after one year	6,700,694